Right-of-Use Assets and Operating Lease Liabilities (Details) - Schedule of carrying amounts of right-of-use assets - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of carrying amounts of right-of-use assets [Abstract]
As at January 1	$ 4,190,351	$ 6,173,590
New leases	120,399	532,978
Depreciation expense	(1,223,282)	(2,506,446)
Exchange difference	(218,864)	(9,771)
Net book amount	$ 2,868,604	$ 4,190,351